Derivative financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Derivative financial assets and liabilities
Derivative financial assets and liabilities
The following table summarizes the fair value of the Group's derivative financial assets and liabilities:

	At December 31
	2018		2017
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€2	€—
Total Fair value hedges	—	—	2	—
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	149	(75)	100	(95)
Interest rate risk - interest rate swaps	22	(16)	4	(7)
Interest rate and currency risk - combined interest rate and currency swaps	17	—	9	—
Commodity price risk – commodity swaps and commodity options	41	(59)	30	(1)
Total Cash flow hedges	229	(150)	143	(103)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	5	—
Total Net investment hedges	—	—	5	—
Derivatives for trading	68	(57)	134	(36)
Total Fair value of derivative financial assets/(liabilities)	€297	€(207)	€284	€(139)
Financial derivative assets/(liabilities) - current	€283	€(204)	€265	€(138)
Financial derivative assets/(liabilities) - non-current	€14	€(3)	€19	€(1)

The following table summarizes the outstanding notional amounts of the Group's derivative financial instruments by due date:

	At December 31
	2018				2017
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€12,782	€75	€—	€12,857	€14,142	€154	€—	€14,296
Interest rate risk management	1,630	1,144	—	2,774	1,581	1,753	101	3,435
Interest rate and currency risk management	236	34	—	270	—	291	71	362
Commodity price risk management	919	28	—	947	455	6	—	461
Other derivative financial instruments	—	14	—	14	—	14	—	14
Total Notional amount	€15,567	€1,295	€—	€16,862	€16,178	€2,218	€172	€18,568

Fair value hedges
The gains and losses arising from the valuation of outstanding interest rate derivatives (for managing interest rate risk) and currency derivatives (for managing currency risk) are recognized in accordance with fair value hedge accounting and the gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€—	€104	€(13)
Fair value changes in hedged items	—	(104)	13
Interest rate risk
Net (losses) on qualifying hedges	(2)	(9)	(26)
Fair value changes in hedged items	2	10	26
Net gains/(losses)	€—	€1	€—

Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly relate to currency risk management and, to a lesser extent, hedges regarding commodity price risk management and cash flows that are exposed to interest rate risk.
The Group's policy for managing currency risk normally requires hedging of projected future flows from trading activities which will occur within the following twelve months and from orders acquired (or contracts in progress), regardless of their due dates. The hedging effect arising from this is recorded in the Cash flow hedge reserve within Other comprehensive (loss)/income and will be subsequently recognized in the Consolidated Income Statement, primarily during the following year.
Derivatives relating to interest rate and currency risk management are treated as cash flow hedges and are entered into for the purpose of hedging notes issued in foreign currencies. The amount recorded in Other comprehensive income and within the Cash flow hedge reserve is recognized in the Consolidated Income Statement according to the timing of the cash flows of the underlying notes.
In 2017, the Group entered in interest rate swaps in order to hedge against the increase in interest rates in relation to future debt issuances. In 2018, the maturity dates for a portion of these interest rate swaps were extended. The swaps are designated as a cash flow hedge. For the year ended December 31, 2018, gains of €31 million (for the year ended December 31, 2017, losses of €3 million) relating to such derivatives were recognized in the Cash flow hedge reserve within Other comprehensive (loss)/income.
The Group reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Currency risk
Increase in Net revenues	€100	€8	€243
(Increase)/Decrease in Cost of revenues	(17)	(96)	(31)
Net financial income/(expenses)	2	(22)	34
Result from investments	24	28	26
Interest rate risk
Result from investments	1	(1)	(1)
Net financial expenses	—	(3)	(4)
Commodity price risk
(Increase)/Decrease in Cost of revenues	29	28	(39)
Ineffectiveness and discontinued hedges	(5)	4	12
Tax expense/(benefit)	(36)	27	(48)
Items relating to discontinued operations, net of tax	9	1	(21)
Total recognized in the Consolidated Income Statement	€107	€(26)	€171

Net investment hedges
In order to manage the Group's foreign currency risk related to its investments in foreign operations, the Group enters into net investment hedges, in particular foreign currency swaps and forward contracts.
For the year ended December 31, 2018, net gains of €17 million related to net investment hedges were recognized in Currency translation differences within Other comprehensive (loss)/income. At December 31, 2018, there were no outstanding net investment hedges.
For the year ended December 31, 2017, gains of €15 million related to net investment hedges were recognized in Currency translation differences within Other comprehensive (loss)/income. There was no ineffectiveness for the year ended December 31, 2017.
Derivatives for trading
At December 31, 2018 and 2017, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which do not qualify for hedge accounting and one embedded derivative in a bond issuance in which the yield is determined as a function of trends in the inflation rate and related hedging derivative, which converts the exposure to a floating rate (the total value of the embedded derivative is offset by the value of the hedging derivative).
Information on the Group's risk management strategy and additional information on the Group's hedging activities is provided in Note 30, Qualitative and quantitative information on financial risks.